FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 4,137	$ 4,590
Disclosure of financial liabilities [line items]
Financial liabilities	11,966	13,895
Derivative financial liabilities	(42)	(55)
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	11	0
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	31	55
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	11,924	13,840
FVTPL
Disclosure of financial assets [line items]
Financial assets	12	11
FVOCI
Disclosure of financial assets [line items]
Financial assets	98	184
Amortized cost
Disclosure of financial assets [line items]
Financial assets	4,027	4,395
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	2,211	3,696
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	11	0
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	31	55
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,169	3,641
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	7,940	8,490
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	7,940	8,490
Exchangeable And Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,815	1,709
Exchangeable And Class B Shares | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable And Class B Shares | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable And Class B Shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,815	1,709
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Derivative financial liabilities	770	1,580
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	613	1,008
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	613	1,008
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	3,234	3,229
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	3,234	3,229
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	290	353
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	12	11
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	98	184
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 180	$ 158